Equity (Changes in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ 469,803	¥ 469,673	¥ 250,963
Other comprehensive income
Other comprehensive income before reclassifications	(21,578)	14,870	220,396
Amounts reclassified from accumulated other comprehensive income	(703)	(14,734)	(1,582)
Other comprehensive income, net	(22,281)	136	218,814
Equity transactions with noncontrolling interests	(43)	(6)	(104)
Ending Balance	447,479	469,803	469,673
Net Unrealized Gains on Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	517,190	467,841	293,783
Other comprehensive income
Other comprehensive income before reclassifications	(17,461)	63,339	174,548
Amounts reclassified from accumulated other comprehensive income	(78)	(13,990)	(490)
Other comprehensive income, net	(17,539)	49,349	174,058
Equity transactions with noncontrolling interests	(1)
Ending Balance	499,650	517,190	467,841
Net Unrealized Losses on Derivative Financial Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(488)	(372)	(260)
Other comprehensive income
Other comprehensive income before reclassifications	(109)	(174)	(353)
Amounts reclassified from accumulated other comprehensive income	148	58	241
Other comprehensive income, net	39	(116)	(112)
Equity transactions with noncontrolling interests	0	0	0
Ending Balance	(449)	(488)	(372)
Pension Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(42,648)	(28,452)	(21,101)
Other comprehensive income
Other comprehensive income before reclassifications	7,834	(13,388)	(5,978)
Amounts reclassified from accumulated other comprehensive income	(561)	(789)	(1,305)
Other comprehensive income, net	7,273	(14,177)	(7,283)
Equity transactions with noncontrolling interests	13	(19)	(68)
Ending Balance	(35,362)	(42,648)	(28,452)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(4,251)	30,656	(21,459)
Other comprehensive income
Other comprehensive income before reclassifications	(11,842)	(34,907)	52,179
Amounts reclassified from accumulated other comprehensive income	(212)	(13)	(28)
Other comprehensive income, net	(12,054)	(34,920)	52,151
Equity transactions with noncontrolling interests	(55)	13	(36)
Ending Balance	¥ (16,360)	¥ (4,251)	¥ 30,656